Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 8,171	$ 11,825	$ 1,581
Prepaid expenses and other current assets	3,544	3,645	1,407
Total current assets	11,715	15,470	2,988
Property and equipment, net	279	316	442
Finance lease right-of-use assets, net	317	337
Operating lease right-of-use assets	1,581	1,694	357
Investment in SAFE	1,500	1,500	1,500
Other assets	206	224	224
Total assets	15,598	19,541	5,511
Current liabilities:
Accounts payable	1,522	1,755	753
Accrued expenses and other current liabilities	434	418	840
Accounts payable and accrued expenses - related parties	22	42	60
Finance lease liabilities, current	79	78
Operating lease liabilities, current	456	445	361
Total current liabilities	2,513	2,738	2,014
Finance lease liabilities, net of current amount	243	263
Operating lease liabilities, net of current amount	1,145	1,263
Warrant liability	152	163	5,113
Total liabilities	4,053	4,427	7,127
Commitments and contingencies
Shareholders’ equity
Ordinary shares, NIS 0.35 par value, 34,285,714 shares authorized as of March 31, 2024 and December 31, 2023 and 9,018,261 issued and outstanding as of March 31, 2024 and December 31, 2023	788	788
Additional paid-in capital	96,656	96,524	34,061
Accumulated deficit	(86,074)	(82,308)	(71,044)
Accumulated other comprehensive income	175	110
Total shareholders’ equity	11,545	15,114	(36,968)
Total liabilities and shareholders’ equity	$ 15,598	19,541	5,511
Series A Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Temporary equity, value			6,653
Series B Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Temporary equity, value			21,440
Series C Redeemable Convertible Preferred Stock [Member]
Current liabilities:
Temporary equity, value			7,259
Ordinary Shares [Member]
Shareholders’ equity
Ordinary shares, NIS 0.35 par value, 34,285,714 shares authorized as of March 31, 2024 and December 31, 2023 and 9,018,261 issued and outstanding as of March 31, 2024 and December 31, 2023		788
Common [Member]
Shareholders’ equity
Ordinary shares, NIS 0.35 par value, 34,285,714 shares authorized as of March 31, 2024 and December 31, 2023 and 9,018,261 issued and outstanding as of March 31, 2024 and December 31, 2023			$ 15